Regulatory matters	12 Months Ended
Mar. 31, 2024
Regulatory matters
17. Regulatory matters
Regulatory capital requirements
MHFG, MHBK, and MHTB are subject to regulatory capital requirements supervised by the Financial Services Agency in accordance with the provisions of Japan’s Banking Act and related regulations. Certain foreign banking subsidiaries are subject to regulation and control by local supervisory authorities, including central banks. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows:

	March 2023	March 2024	March 2025	March 2026
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.06%	0.09%	0.09%	0.09%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio (3)	3.5%	3.5%	3.7%	3.7%

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.09% after March 2024.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)
The ratios disclosed above include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

If the capital adequacy ratio and leverage ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations or other actions that could have a material effect on its financial condition and results of
operations.
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2023 and 2024 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2023		2024
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,676	8.06	5,883	8.09
Actual	8,315	11.80	9,259	12.73
Tier 1 capital:
Required (1)	6,733	9.56	6,973	9.59
Actual	9,803	13.91	10,801	14.85
Total risk-based capital:
Required (1)	8,142	11.56	8,428	11.59
Actual	11,306	16.05	12,314	16.93
Leverage Ratio (2) :
Required (3)	7,680	3.50	8,028	3.50
Actual	9,803	4.46	10,801	4.70
MHBK:
Common Equity Tier 1 capital:
Required	2,941	4.50	2,968	4.50
Actual	6,873	10.51	7,431	11.26

	2023		2024
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Tier 1 capital:
Required	3,922	6.00	3,957	6.00
Actual	8,356	12.78	8,973	13.60
Total risk-based capital:
Required	5,229	8.00	5,276	8.00
Actual	9,769	14.94	10,400	15.76
Leverage Ratio (2) :
Required	6,216	3.00	6,382	3.00
Actual	8,356	4.03	8,973	4.21
MHTB:
Common Equity Tier 1 capital:
Required	77	4.50	74	4.50
Actual	444	25.94	476	28.98
Tier 1 capital:
Required	102	6.00	98	6.00
Actual	444	25.94	476	28.98
Total risk-based capital:
Required	137	8.00	131	8.00
Actual	444	25.95	476	28.99
Leverage Ratio (2) :
Required	125	3.00	123	3.00
Actual	444	10.61	476	11.62
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,751	4.50	2,716	4.50
Actual	5,981	9.78	6,273	10.39
Tier 1 capital:
Required	3,668	6.00	3,621	6.00
Actual	7,450	12.18	7,805	12.93
Total risk-based capital:
Required	4,891	8.00	4,828	8.00
Actual	8,853	14.48	9,185	15.21
Leverage Ratio (2) :
Required	5,767	3.00	5,867	3.00
Actual	7,450	3.87	7,805	3.99
MHTB:
Common Equity Tier 1 capital:
Required	76	4.50	70	4.50
Actual	425	25.10	446	28.60
Tier 1 capital:
Required	101	6.00	93	6.00
Actual	425	25.10	446	28.60

	2023		2024
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Total risk-based capital:
Required	135	8.00	124	8.00
Actual	425	25.11	446	28.60
Leverage Ratio (2) :
Required	122	3.00	118	3.00
Actual	425	10.44	446	11.31

Notes:
(1)
The required ratios disclosed above, at March 31, 2023 and 2024, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.06% and 0.09%, respectively, and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2023 and 2024 exclude amounts of deposits to the Bank of Japan.
(3)
The required ratios disclosed above, at March 31, 2023 and 2024, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

MHFG’s securities subsidiary in Japan is also subject to the capital adequacy requirement under Japan’s Financial Instruments and Exchange Act. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as calculated using Japanese GAAP figures, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.
Management believes, as of each latest balance sheet date, that MHFG, MHBK, MHTB, and their securities subsidiary in Japan and foreign banking subsidiaries were in compliance with all capital adequacy requirements to which they were subject.